TEAM Asset Strategy Fund
TEAM ASSET STRATEGY FUND Supplement to the Prospectus dated February 28, 2011

The Board of Trustees of the Valued Advisers Trust has determined to activate the Rule 12b-1 Plan for the TEAM Asset Strategy Fund (the “Fund”), effective March 1, 2012. As a result, the disclosure contained in footnote number 1 to the fee table in the summary section of the Fund’s prospectus under the heading, “Fees and Expenses of the Fund” is replaced with the following:

"1.
The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to February 29, 2012.  However, effective March 1, 2012, the Plan will be activated, and the Fund will, as a result, begin to incur the fees associated with the Plan"

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 27, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
TEAM Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat1437249_SupplementTextBlock	TEAM ASSET STRATEGY FUND Supplement to the Prospectus dated February 28, 2011
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	vat1437249_SupplementExpenseNarrativeTextBlock

The Board of Trustees of the Valued Advisers Trust has determined to activate the Rule 12b-1 Plan for the TEAM Asset Strategy Fund (the “Fund”), effective March 1, 2012. As a result, the disclosure contained in footnote number 1 to the fee table in the summary section of the Fund’s prospectus under the heading, “Fees and Expenses of the Fund” is replaced with the following:

"1.
The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to February 29, 2012.  However, effective March 1, 2012, the Plan will be activated, and the Fund will, as a result, begin to incur the fees associated with the Plan"